   FUND PROFILE
 December 1, 1998

T. Rowe Price Spectrum Income Fund

 A broadly diversified fund composed of other T. Rowe Price funds investing primarily in fixed income securities.

 This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling 1-800-401-4612, or by visiting our Web site at www.troweprice.com.

 1. What is the fund's objective?

   The fund seeks a high level of current income consistent with moderate share price fluctuation.


 2. What is the fund's principal investment strategy?

   The fund can diversify its assets widely among nine T. Rowe Price funds: five domestic bond funds, two international bond funds, one money market fund, and one income-oriented stock fund. Within the ranges shown in the next chart, managers decide how much of the fund's assets to allocate to each underlying fund based on their view of the relative valuations of the underlying funds and of the various markets in which they invest.

                                     Asset Allocation Ranges
  Fund                  Percent of assets     Fund                        Percent of assets
  Short-Term Bond                     0-15%     Summit Cash Reserves                         0-25%
  GNMA                                5-20                New Income                        15-30
  International Bond                  5-20   U.S. Treasury Long-Term                         0-15
  Equity Income                      10-25     Emerging Markets Bond                         0-10
  High Yield                         10-25
 --------------------------------------------------------------------------------------------------


   Further information about the fund's investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, or for shareholder inquiries, call 1-800-401-4612.


 3. What are the main risks of investing in the fund?

   Because the fund invests in a broad array of investments, its overall performance could be affected by downturns in many different markets. In general, the share price of the fund will move in the opposite direction of U.S. interest rates, so rising rates represent the most important source of risk. There is also exposure to credit risk: corporate bond holdings in the underlying funds may have their credit ratings downgraded or they may default. Such events could reduce the fund's share price and income level. The risk of default is more pronounced in the fund's high-yield ("junk") corporate bond holdings. Foreign bond holdings expose the fund to risks of international investing: for example, weakening foreign currencies versus the U.S. dollar could reduce returns from bonds denominated in other currencies, and emerging market bonds are subject to the special political and economic risks of these newly industrialized countries. To the extent that Spectrum Income has exposure to stocks, its share price could be lowered by stock market declines.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.


   o The fund's share price may decline, so when you sell your shares, you may lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 4. How can I tell if the fund is appropriate for me?

   Consider your investment goals, your time horizon for achieving them, and your tolerance for the inherent risk of common stock investments. If you seek high current income through very broad diversification, the fund may be an appropriate investment. The fund should not represent your complete investment program or be used for short-term trading purposes.

   The fund can be used in both regular and tax-deferred accounts, such as IRAs.


 5. How has the fund performed in the past?


   The bar chart shows the fund's actual performance for each of the last seven calendar years since its inception. This chart and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next. The fund's past performance is no guarantee of its future returns.


  Calendar Year Total Returns
 --------------------------------
  1991               19.64%
  1992                7.84
  1993                12.36
  1994                -1.94
  1995                19.41
  1996                7.64
  1997                12.18
 --------------------------------




   The fund can also experience short-term performance swings. The best calendar quarter return during the years depicted in the chart was 6.56% in the first quarter of 1995, and the worst was -2.63% in the first quarter of 1994.


                                    Average Annual Total Returns
                                   Periods ended September 30, 1998
                                                             Since inception
                                    1 year      5 years         (6/29/90)
 ---------------------------------------------------------------------------
  Spectrum Income Fund               6.10%       8.26%          9.87%
  Salomon Smith Barney Broad
   Investment Grade Index           11.47        7.22           9.15
  Lipper General Bond Funds Average  6.03        6.86           9.49
 ------------------------------------------------------------------------------



 These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.

   The fund's 30-day standardized yield was 6.39% as of September 30, 1998.


 6. What fees or expenses will I pay?

   The fund is 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees.


   While the fund itself imposes no fees or charges, it will indirectly bear its pro-rata share of the expenses of the underlying funds. The following table provides a range for the fund's average weighted expense ratio. A range is given instead of a single number because the pro-rata share of expenses fluctuates along with changes in the average assets in each of the underlying funds.


                        Annual Fund Operating Expenses
                (expenses that are deducted from fund assets)
 ------------------------------------------------------------------------------
  Range of average weighted expense ratio as of             0.74% to 0.81%
  12/31/97
 ------------------------------------------------------------------------------






   Example. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with the cost of investing in other funds. Although your actual costs may be higher or lower, the table uses the midpoint of the expense range to show how much you would pay if operating expenses remain the same, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods:

               1 year        3 years      5 years      10 years
                $80           $250         $430          $970
    ---------------------------------------------------------------------


 7. Who manages the fund?

   The fund is managed by T. Rowe Price Associates. Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.


   Edmund M. Notzon III manages the fund day-to-day and is chairman of its Investment Advisory Committee. He has been managing investments for T. Rowe Price since 1989.

 8. How can I purchase shares?


   Fill out and return a New Account Form in the postpaid envelope, along with your check. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors) or $50 if investing through Automatic Asset Builder. The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution. Employer-sponsored retirement plans have separate requirements; see your plan administrator.


 9. How can I sell shares?


   You may redeem or sell any portion of your regular or IRA account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access /(R)/ or our Web site. We offer free exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee. A $5 fee is charged for wire redemptions under $5,000. Employer-sponsored retirement plans have separate procedures or restrictions; see your plan administrator.


 10. When will I receive income and capital gain distributions?


   The fund distributes income monthly and net capital gains, if any, at year-end. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.



 11. What services are available?

   A wide range, including but not limited to:

  . retirement plans for individuals and large and small businesses;

  . automated information and transaction services by telephone or computer;

  . electronic transfers between fund and bank accounts;

  . automatic investing and automatic exchange;

  . discount brokerage.

To Open an Account
 Investor Services
 1-800-401-4612

For Fund Information and Account Transactions on the Internet www.troweprice.com

 T. Rowe Price 100 East Pratt Street Baltimore, MD 21202


 T. Rowe Price Investment Services, Distributor

 LOGO

NEW ACCOUNT FORM                                   (LOGO)
You may purchase shares of a T. Rowe Price fund after reviewing the information in the profile or after requesting and reviewing the fund's prospectus (and other information).

Please note: an IRA will not be established using this form.
If you want to open an IRA, call 1-800-638-5660 to request an IRA New Account Form.
Mail this form to: T. Rowe Price
P.O. Box 17300, Baltimore, MD 21298-9353

For help with this form, call toll free 1-800-638-5660.

Please do not remove the mailing label from this form.

1 PROVIDE YOUR TAX IDENTIFICATION NUMBER
Owner's or Minor's Social Security or Tax ID Number
(Use Minor's Social Security Number for Custodial Account)
_ _ _ _ _ _ _ _ _

Joint Owner's or Custodian's Social Security or Tax ID Number
_ _ _ _ _ _ _ _ _

2 DESIGNATE TYPE OF ACCOUNT AND OWNER NAME(S)
Please print in CAPITAL LETTERS. Choose one:
__   Individual or Joint Account.*
     *Joint tenancy with right of survivorship unless you instruct otherwise. Owner's Name (First, Middle Initial, Last)
    ________________________________
       Title: Mr. Ms. Mrs. Dr.

     Joint Owner's Name (First, Middle Initial, Last)
        ________________________________
        Title: Mr. Ms. Mrs. Dr.

__   Custodial Account.
       Uniform Gift or Transfer to Minors Act (UGMA or UTMA)
       Custodian's Name (First, Middle Initial, Last)
      ________________________________

       Minor's Name (First, Middle Initial, Last)
      ________________________________

       State of Residence (Minor's or Custodian's)
      ________________________________

__    Trust, Corporation, Business, or Other Entity Account.*
       *Please attach the first and last pages of the trust agreement or a copy of
        the corporate resolution.
        Name of Trust, Corporation, or Other Entity
        _________________________________________________________

        Trustee Names or Type of Entity
         ________________________________________________________

        Name of Trust Beneficiary (Optional)        Date of Trust Agreement
     ________________                              __-__-__
                      month   day    year

__   Check this box if your organization is incorporated or tax-exempt under
        Section 501(a) of the Internal Revenue Code, a qualified retirement plan under Section 401(a), or a custodial account under Section 403(b)(7),
and
        you DO NOT want us to file information returns on your behalf.

3 PROVIDE YOUR ADDRESS
Street Address or P.O. Box
__________________________________________________
__________________________________________________

City                 State
____________________                          __

ZIP Code
_ _ _ _ _ - _ _ _ _

4 PROVIDE OTHER ACCOUNT DATA
Daytime Phone                               Ext.
_ _ _  _ _ _ - _ _ _ _                             _ _ _ _

Evening Phone                               Ext.
_ _ _  _ _ _ - _ _ _ _                             _ _ _ _

Date of Birth (Owner/Minor)

Date of Birth (Joint Owner/Custodian)
_ _ - _ _ - _ _                   _ _ - _ _ - _ _
month day  year                 month  day   year

__ U.S. Citizen             __     Resident Alien
__ Nonresident Alien. My permanent foreign address for tax purposes is:
_____________________________________
_____________________________________
Owner's Occupation / Employer Name (Optional)
_____________________________________
Employer Address (Optional)
__________________________________________________________________________

5 SELECT YOUR FUND(S)
Please print the fund name(s) exactly as listed inside the Investment Kit you received with this form. Fill in the amount of your investment for each fund. The minimum initial investment is $2,500 per fund ($1,000 for UGMAs/UTMAs) but is waived if you use Automatic Asset Builder (see Sections 6 and 7E).

Fund Name                                 Amount
__________________________________                $________

Fund Name                                 Amount

__________________________________                $________

Fund Name                                 Amount
__________________________________                $________

Fund Name                                 Amount
__________________________________                $________

     Total Investment$________


6 CHOOSE YOUR INVESTMENT METHOD

A.    __ By check.
       Make payable to T. Rowe Price Funds. (Otherwise it may be returned.)

B.    __ By Automatic Asset Builder.
       See Section 7E for instructions.

C.    __ By wire.
        Please call 1-800-225-5132 for the following information and wiring instructions:

     Account Number
     _ _ _ _ _ _ _ _ _ _ - _

     Date of Wire
     _ _ - _ _ - _ _
     month      day        year

 (over, please)
7 SELECT YOUR ACCOUNT SERVICE OPTIONS

A.   TO RECEIVE YOUR DISTRIBUTIONS
Your dividends and capital gains will be reinvested unless you indicate
                                                    ------
otherwise.

        __ Pay dividends and capital gains to me by check.
        __ Transfer dividends and capital gains to my bank account.
             (Please complete Section 7C if you elect this option.)
        __ Pay dividends to me by check and reinvest capital gains.

B.   TO EXCHANGE AND REDEEM FUND SHARES
You can use the telephone or your personal computer to check your account balance, redeem shares, or make exchanges among any identically registered accounts unless you check the boxes below.
         ------

     __ I do NOT want telephone/computer exchange.
     __ I do NOT want telephone/computer redemption.

C. TO MAKE TRANSFERS BETWEEN YOUR BANK AND T. ROWE PRICE
This service makes purchasing or redeeming fund shares even more convenient. Simply call a T. Rowe Price representative or Tele*Access (R) and your transaction will be processed by electronically moving money between your bank account and your mutual fund accounts.

Transfers occur only when you initiate them ($100 minimum) and are made through the Automated Clearing House (ACH) network or by wire.* This service becomes available approximately 20 days after your application is processed. Since you initiate transfers by phone or computer, be sure that you did not decline the phone/computer redemption service above.

     __ Check this box to set up this service. YOU MUST ALSO ATTACH A BLANK, VOIDED CHECK (other than your investment check) from your bank account to this form.

     Any co-owner of your bank account who is not a co-owner of
                                              ---
     your mutual fund account must sign below.

X___________________________________________
Bank Account Co-owner's Signature

*There is a $5 fee for wire redemptions under $5,000 but no fee for ACH transactions.

            ATTACH VOIDED CHECK HERE
D. TO SET UP CHECKWRITING
You can write checks for $500 or more on all T. Rowe Price money market and bond fund accounts (except the High Yield and Emerging Markets Bond funds). Those authorized to write checks should read the checking agreement and sign below.

By signing this form, I agree to all of State Street Bank's checking account rules, and to any conditions and limitations on redeeming checks from the
T. Rowe Price Funds. I also agree that:

(1) This form applies to any other identically registered T. Rowe Price fund checking account I establish later;

(2) If I am subject to IRS backup withholding, I may write checks only on money fund accounts;

(3) State Street Bank and the Fund reserve the right to change, revoke, or close any checking account;

(4) The signatures are authentic, and, for organizations, I have submitted an original or certified resolution authorizing the individuals with legal capacity to sign and act on behalf of the organization.

(Do not detach this section from the rest of the form.)

_____________________________________________________
Fund Name                               Fund Name
_____________________________________________________
Print Name of Owner, Custodian, or Trustee

X___________________________________________________
Signature                                   Date
_____________________________________________________
Print Name of Joint Owner, Co-trustee, Corporate Officer, etc.

X___________________________________________________
Signature                                   Date

How many signatures do you require on checks?
__ Only one owner                 __   All owners

                                  G00-008 6/30/98
E. TO SET UP AUTOMATIC ASSET BUILDER
This service allows you to automatically invest in your fund account through your bank account and/or payroll deduction each month (minimum $50 per fund).

___ Check this box to invest from your bank account.
       Be sure to complete Section 7C and fill in the information below.

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
__________________________________                ____

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
_____________________                        ___

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
_____________________                        ___

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
_____________________                        ___

____ Check this box to invest through payroll deduction.
         T. Rowe Price will mail you instructions for this service.

8 SIGN YOUR NEW ACCOUNT FORM
By signing this form, I certify that:

- I agree to be bound by the terms of the prospectus for each fund in which I am investing. If I am purchasing shares after reviewing a fund profile, I understand that I will receive the prospectus after I purchase shares in the fund. I have the authority and legal capacity to purchase mutual fund shares, am of legal age in my state, and believe each investment is suitable for me.

- I authorize T. Rowe Price, the Funds, their affiliates and agents to act on any instructions believed to be genuine for any service authorized on this form, including telephone/computer services. The Funds use reasonable procedures (including shareholder identity verification) to confirm that instructions given by telephone/computer are genuine, and the Funds are not liable for acting on these instructions. (If these procedures are not followed, it is the opinion of certain regulatory agencies that the Funds may be liable for any loss that may result from acting on instructions given.) I understand that anyone who can properly identify my account(s) can make phone/computer transactions on my behalf.

- The Funds can redeem shares from my account(s) to reimburse a fund for any loss due to nonpayment or other indebtedness.

- By selecting the electronic transfer service in Section 7C, I hereby authorize
T. Rowe Price to initiate credit and debit entries to my (our) account at the Financial Institution indicated and for the Financial Institution to credit or debit the same to such account through the Automated Clearing House
(ACH) system, subject to the rules of the Financial Institution, ACH, and the Fund. T. Rowe Price may correct any transaction error with a debit or credit to my Financial Institution account and/or Fund account. THIS AUTHORIZA-tion, including any credit or debit entries initiated thereunder, is in full force and effect until I notify T. Rowe Price of its revocation by telephone or in writing and T. Rowe Price has had sufficient time to act on it.

- Under penalties of perjury, the tax identification number(s) shown on this form is correct. If I fail to give the correct number or fail to sign this form, T. Rowe Price may reject, restrict, or redeem my investment. I may also be subject to IRS backup withholding (currently 31%) on all distributions and redemptions, and I may be subject to a $50 IRS penalty.

- Under penalties of perjury, I am NOT subject to IRS backup withholding because 1) I have not been notified, or 2) notification has been revoked (cross out "NOT" if you are currently subject to withholding), or 3) I have indicated in Section 4 that I am a nonresident alien and certify that for dividends I am not a U.S. citizen or resident (or I am filing for a foreign corporation, partnership, estate, or trust).

- For clarification on any of these certification issues, please contact us for assistance.

- The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.


PLEASE SIGN HERE

X__________________________________________________
Signature of Owner, Custodian, or Trustee         Date

X__________________________________________________
Signature of Joint Owner, Co-trustee, Corporate Officer, etc.   Date

Thank you for your investment. You will receive a confirmation shortly.
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